Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Description of Business/Summary of Significant Accounting Policies [Abstract]
Schedule of earnings per share, basic and diluted
	Year ended December 31, 2015	Year ended December 31, 2014

Net loss	$(13,107,000)	$(10,534,000)
Weighted average number of common shares outstanding:
Basic and diluted	2,405,147	1,707,620
Net loss attributable to common stockholders per share:
Basic and diluted	$(5.45)	$(6.17)